Schedule II Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Fixed maturity securities available-for-sale	$ 16,200,950				$ 14,304,597				$ 16,200,950	$ 14,304,597
Short-term investments	88,566				118,387				88,566	118,387
Cash and cash equivalents	962,870				463,661				962,870	463,661	512,027
Other assets	332,466				289,984				332,466	289,984
Total assets	31,633,973				28,670,180				31,633,973	28,670,180
Liabilities and Stockholders Equity
Other liabilities	810,775				637,923				810,775	637,923
Total stockholders equity	5,818,698				4,765,406				5,818,698	4,765,406	3,639,754	2,435,852	2,616,808
Total liabilities and stockholders equity	31,633,973				28,670,180				31,633,973	28,670,180
CONSOLIDATED STATEMENTS OF INCOME
Total investment related gains (losses), net									(36,056)	212,030	34,148
Provision for income taxes									217,526	270,439	167,563
Net income	138,579	134,602	123,944	148,920	183,684	119,457	119,218	113,383	546,045	535,742	372,996
Cash Flows from Operating Activities:
Other, net									134,835	30,359	70,480
Net cash provided by operating activities									1,309,532	1,842,740	1,364,236
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale									3,165,479	3,319,453	2,952,773
Purchases of fixed maturity securities available-for-sale									4,011,985	4,854,416	4,693,875
Change in short-term investments and other invested assets									91,880	37,395	114,473
Net cash used in investing activities									(905,781)	(1,720,482)	(1,939,058)
Cash Flows from Financing Activities:
Dividends to stockholders									44,229	35,170	26,212
Purchases of treasury stock									380,345	718	1,607
Excess tax benefits from share-based payment arrangement cash flow									4,933	(2,255)	2,605
Exercise of stock options, net									6,449	2,277	6,304
Change in cash collateral for derivative positions									231,180	26,324	(175,776)
Principal payments on debt									0	0	22,539
Maturity of trust preferred securities									159,473	0	0
Proceeds from affiliated long-term debt issuance									394,388	0	396,344
Proceeds from redemption and remarketing of trust preferred securities									154,588	0	0
Net cash used in financing activities									101,995	(193,429)	194,999
Change in cash and cash equivalents									499,209	(48,366)	(363,376)
Cash and cash equivalents, beginning of period				463,661				512,027	463,661	512,027	875,403
Cash and cash equivalents, end of period	962,870				463,661				962,870	463,661	512,027
Parent Company [Member]
Assets
Fixed maturity securities available-for-sale	467,306				482,188				467,306	482,188
Short-term investments	44,825				64,135				44,825	64,135
Cash and cash equivalents	71,506				31,698				71,506	31,698	24,913
Investments In Subsidiary	6,879,608				5,607,406				6,879,608	5,607,406
Loans and Leases Receivable, Related Parties	775,000				350,000				775,000	350,000
Other assets	132,841				100,282				132,841	100,282
Total assets	8,371,086				6,635,709				8,371,086	6,635,709
Liabilities and Stockholders Equity
Short-term and long-term debt - unaffiliated	1,494,615				1,296,337				1,494,615	1,296,337
Long-term debt - affiliated	500,000				164,919				500,000	164,919
Other liabilities	557,773				409,047				557,773	409,047
Total stockholders equity	5,818,698				4,765,406				5,818,698	4,765,406
Total liabilities and stockholders equity	8,371,086				6,635,709				8,371,086	6,635,709
CONSOLIDATED STATEMENTS OF INCOME
Interest and Dividend Income, Operating									245,631	128,448	44,588
Total investment related gains (losses), net									1,723	2,944	(3,417)
Operating Expenses									(32,550)	(19,442)	(17,965)
Interest and Debt Expense									(111,600)	(96,556)	(73,673)
Income (loss) before income tax and undistributed earnings of subsidiaries									103,204	15,394	(50,467)
Provision for income taxes									8,935	6,707	(25,028)
Net income (loss) before undistributed earnings of subsidiaries									94,269	8,687	(25,439)
Equity In Undistributed Eanings Of Subsidiaries									451,776	527,055	398,435
Net income									546,045	535,742	372,996
Cash Flows from Operating Activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									546,045	535,742	372,996
Equity Net Earnings Subsidiaries									(453,806)	(528,228)	(399,235)
Loss On Retirement Of Trust Preferred Securities									4,391	0	0
Effect Of Exchange Rate On Cash And Cash Equivalents Repayment Of Debt									0	0	(4,826)
Other, net									143,716	12,205	31,975
Net cash provided by operating activities									240,346	19,719	910
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale									171,791	169,910	217,141
Purchases of fixed maturity securities available-for-sale									(116,010)	(214,025)	(454,504)
Purchases Of Subsidiary Debt Securities									(475,000)	(100,000)	(226,550)
Maturity Of Subsidiary Debt Securities									50,000	226,550	0
Change in short-term investments and other invested assets									(2,055)	7,688	(7,526)
Captial Contributions To Subsidiaries									(105,575)	(73,950)	(91,000)
Net cash used in investing activities									(476,849)	16,173	(562,439)
Cash Flows from Financing Activities:
Dividends to stockholders									(44,229)	(35,170)	(26,212)
Purchases of treasury stock									(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement cash flow									4,933	(2,255)	2,605
Exercise of stock options, net									6,449	2,277	6,301
Change in cash collateral for derivative positions									0	6,759	(14,189)
Principal payments on debt									(200,000)	0	(22,539)
Maturity of trust preferred securities									(159,473)	0	0
Proceeds from affiliated long-term debt issuance									500,000	0	0
Proceeds from unaffiliated long-term debt issuance									394,388	0	396,344
Proceeds from redemption and remarketing of trust preferred securities									154,588	0	2
Net cash used in financing activities									276,311	(29,107)	340,705
Change in cash and cash equivalents									39,808	6,785	(220,824)
Cash and cash equivalents, beginning of period				31,698				24,913	31,698	24,913	245,737
Cash and cash equivalents, end of period	$ 71,506				$ 31,698				$ 71,506	$ 31,698	$ 24,913